UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2017

Date of reporting period:	5/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL FINANCIAL SERVICES FUND

SEMIANNUAL REPORT

MAY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

*** Your Proxy Vote is Critical***

For shareholders of record on July 5th 2017, you may have received a very important package regarding a Special Shareholder Meeting scheduled for October 2, 2017. The package includes:

•	A description of the proxy proposals

•	Several voting options that enable you to vote on these issues quickly and easily.

PLEASE

•	Read the information carefully!

•	Vote your proxy immediately—doing so will enable us to hold the shareholder meeting on time and save the expense of additional solicitation costs if not enough shareholders vote.

The proxy statement is also available online at WWW.PGIMINVESTMENTS.COM/FUNDCHANGES.

Prudential has retained a proxy solicitor D.F. King & Co., Inc. to assist in the solicitation of proxies, primarily by contacting shareholders by telephone.

If you have any proxy-related questions please call the DF King toll-free information line at 1-866-828-6951.

Thank you in advance for your vote!

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period ended May 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

July 14, 2017

Prudential Financial Services Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/17 (without sales charges)	Average Annual Total Returns as of 5/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	12.07	9.80	7.30	4.22	—
Class B	11.72	10.51	7.64	4.08	—
Class C	11.72	14.51	7.79	4.08	—
Class R	11.96	16.09	8.33	N/A	5.95 (2/3/12)
Class Z	12.24	16.54	8.87	5.12	—
MSCI World Financials Index ND	9.37	21.23	13.82	–1.50	—
MSCI World Financials ex-Real Estate Index ND**	9.37	19.45	13.64	–2.15
S&P Composite 1500 Index	10.25	17.52	15.40	7.07	—
Lipper Global Financial Services Funds Average	11.45	17.73	12.39	2.60	—

*Not annualized

**The Fund no longer utilizes the MSCI World Financials ex-Real Estate Index (ND) as its primary benchmark and now utilizes the MSCI World Financials Index (ND). In light of the exclusion of equity real estate investment trusts from the MSCI World Financials Index which became effective on September 1, 2016, the Manager believes that the MSCI World Financials Index provides a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC, MSCI, and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date. Inception returns are provided for any share class with less than 10 fiscal years of returns.

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	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI World Financials Index ND—The MSCI World Financials Index is an unmanaged, capitalization-weighted index that monitors the performance of financial stocks from around the world. The Net Dividend (ND) version of the index reflects the impact of the maximum withholding taxes on reinvested dividends. The returns do not include the effects of any sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of these expenses. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 11.51% for Class R shares.

MSCI World Financials ex-Real Estate Index ND—The MSCI World Financials ex-Real Estate ND Index (MSCI Finance ex-Real Estate Index) is an unmanaged, market capitalization-weighted index that monitors the performance of financial stocks from around the world. The Net Dividend (ND) version of the index reflects the impact of the maximum withholding taxes on reinvested dividends. The Index excludes real estate. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 11.12% for Class R shares.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index (S&P 1500 Index) is an unmanaged index of over 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 14.46% for Class R shares.

Prudential Financial Services Fund	5

Your Fund’s Performance (continued)

Lipper Global Financial Services Funds Average—The Lipper Global Financial Services Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Financial Services Funds universe for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/17 is 10.59% for Class R shares.

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/17 (%)
PNC Financial Services Group, Inc. (The), Regional Banks	4.8
Amundi SA (France), Asset Management & Custody Banks	4.7
ING Groep NV, CVA (Netherlands), Diversified Banks	4.7
Bank of America Corp., Diversified Banks	4.7
Citigroup, Inc., Diversified Banks	4.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/17 (%)
Diversified Banks	46.6
Regional Banks	10.2
Asset Management & Custody Banks	9.9
Consumer Finance	7.0
Life & Health Insurance	6.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Financial Services Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,120.70	1.39%	$7.35
	Hypothetical	$1,000.00	$1,018.00	1.39%	$6.99
Class B	Actual	$1,000.00	$1,117.20	2.09%	$11.03
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50
Class C	Actual	$1,000.00	$1,117.20	2.09%	$11.03
	Hypothetical	$1,000.00	$1,014.51	2.09%	$10.50
Class R	Actual	$1,000.00	$1,119.60	1.59%	$8.40
	Hypothetical	$1,000.00	$1,017.00	1.59%	$8.00
Class Z	Actual	$1,000.00	$1,122.40	1.09%	$5.77
	Hypothetical	$1,000.00	$1,019.50	1.09%	$5.49

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS 97.7%

Application Software 2.0%
SS&C Technologies Holdings, Inc.	92,573	$3,478,893

Asset Management & Custody Banks 9.9%
Amundi SA (France), 144A	121,437	8,296,979
Banca Generali SpA (Italy)	66,386	1,915,981
Julius Baer Group Ltd. (Switzerland)*	66,499	3,448,155
Legg Mason, Inc.	99,963	3,685,636

		17,346,751

Consumer Finance 7.0%
Capital One Financial Corp.	94,131	7,240,556
Synchrony Financial	186,361	5,003,793

		12,244,349

Diversified Banks 46.6%
Atlas Mara Ltd. (British Virgin Islands)*	526,001	1,315,003
Bank of America Corp.	365,710	8,195,561
Bank of Baroda (India)*	2,369,428	6,541,063
Bank of Nova Scotia (The) (Canada)	91,704	5,174,282
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	94,523	3,117,369
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)	16,822,400	3,146,061
BNP Paribas SA (France)(a)	99,083	6,995,338
Canadian Imperial Bank of Commerce (Canada)	63,385	4,955,934
Citigroup, Inc.	128,182	7,760,138
FinecoBank Banca Fineco SpA (Italy)	787,168	5,927,413
ING Groep NV, CVA (Netherlands)	492,732	8,269,945
JPMorgan Chase & Co.	80,015	6,573,232
Permanent TSB Group Holdings PLC (Ireland)*(a)	1,106,762	3,487,230
Swedbank AB (Sweden) (Class A Stock)	150,802	3,629,137
Van Lanschot NV, CVA (Netherlands)	242,682	6,746,844

		81,834,550

Diversified Capital Markets 2.5%
UBS Group AG (Switzerland)	274,525	4,375,520

Financial Exchanges & Data 1.0%
Singapore Exchange Ltd. (Singapore)	327,800	1,721,270

Investment Banking & Brokerage 1.9%
Goldman Sachs Group, Inc. (The)	15,598	3,295,234

See Notes to Financial Statements.

Prudential Financial Services Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Life & Health Insurance 6.4%
AIA Group Ltd. (Hong Kong)	1,003,800	$7,102,440
Prudential PLC (United Kingdom)(c)	189,293	4,247,031

		11,349,471

Multi-Line Insurance 2.3%
Ageas (Belgium)	99,161	4,005,744

Property & Casualty Insurance 4.5%
Tokio Marine Holdings, Inc. (Japan)	100,700	4,272,695
XL Group Ltd. (Bermuda)(a)	85,997	3,757,209

		8,029,904

Regional Banks 10.2%
GronlandsBANKEN A/S (Greenland)	10,852	1,006,466
M&T Bank Corp.	24,928	3,900,484
PNC Financial Services Group, Inc. (The)	71,545	8,492,391
Signature Bank*	17,407	2,489,549
TCF Financial Corp.	133,314	2,007,709

		17,896,599

Specialized Finance 1.1%
Banca Farmafactoring SpA (Italy)*	342,600	1,897,368

Thrifts & Mortgage Finance 2.3%
Genworth Mortgage Insurance Australia Ltd. (Australia)	1,907,392	4,055,788

TOTAL COMMON STOCKS (cost $147,434,506)		171,531,441

	Units
WARRANTS*

Diversified Banks
Atlas Mara Ltd. (British Virgin Islands) expiring 8/21/17 (cost $4,913)	491,298	2,702

TOTAL LONG-TERM INVESTMENTS (cost $147,439,419)		171,534,143

See Notes to Financial Statements.

10

Description	Shares	Value
SHORT-TERM INVESTMENTS 9.3%

AFFILIATED MUTUAL FUND 7.4%
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $12,960,081; includes $12,952,291 of cash collateral for securities on loan)(b)(w)	12,957,490	$12,960,082

UNAFFILIATED MUTUAL FUND 1.9%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $3,349,711)	3,349,711	3,349,711

TOTAL SHORT-TERM INVESTMENTS (cost $16,309,792)		16,309,793

TOTAL INVESTMENTS 107.0% (cost $163,749,211)		187,843,936
Liabilities in excess of other assets (7.0)%		(12,247,580)

NET ASSETS 100.0%		$175,596,356

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVA—Certificate Van Aandelen (Bearer)

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,485,737; cash collateral of $12,952,291 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	An affiliated security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,055,787	$—
Belgium	—	4,005,744	—
Bermuda	6,874,578	—	—
British Virgin Islands	1,315,003	—	—
Canada	10,130,216	—	—
France	—	15,292,317	—
Greenland	—	1,006,466	—
Hong Kong	—	7,102,440	—
India	—	6,541,063	—
Indonesia	—	3,146,061	—
Ireland	—	3,487,230	—
Italy	1,897,368	7,843,394	—
Japan	—	4,272,695	—
Netherlands	—	15,016,789	—
Singapore	—	1,721,270	—
Sweden	—	3,629,137	—
Switzerland	—	7,823,675	—
United Kingdom	—	4,247,031	—
United States	62,123,177	—	—
Warrants
British Virgin Islands	2,702	—	—
Affiliated Mutual Fund	12,960,082	—	—
Unaffiliated Mutual Fund	3,349,711	—	—

Total	$98,652,837	$89,191,099	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

12

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2017 were as follows:

United States	44.7%
France	8.7
Netherlands	8.6
Canada	5.8
Italy	5.5
Switzerland	4.5
Hong Kong	4.0
Bermuda	3.9
India	3.7
Japan	2.4
United Kingdom	2.4
Australia	2.3
Belgium	2.3%
Sweden	2.1
Ireland	2.0
Indonesia	1.8
Singapore	1.0
British Virgin Islands	0.7
Greenland	0.6

107.0
Liabilities in excess of other assets	(7.0)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$2,702	—	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2017 are as follows:

For the six months ended May 31, 2017, the Fund did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)
Equity contracts	$(4,667)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial investments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$12,485,737	$(12,485,737)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of May 31, 2017

Assets
Investments at value, including securities on loan of $12,485,737:
Unaffiliated investments (cost $146,605,725)	$170,636,823
Affiliated investments (cost $17,143,486)	17,207,113
Foreign currency, at value (cost $496,478)	497,737
Dividends receivable	655,666
Receivable for Fund shares sold	153,028
Tax reclaim receivable	78,217
Receivable for investments sold	340
Prepaid expenses	365

Total Assets	189,229,289

Liabilities
Payable to broker for collateral for securities on loan	12,952,291
Payable for Fund shares reacquired	385,615
Accrued expenses and other liabilities	110,329
Management fee payable	113,781
Distribution fee payable	57,920
Affiliated transfer agent fee payable	11,592
Payable for investments purchased	1,405

Total Liabilities	13,632,933

Net Assets	$175,596,356

Net assets were comprised of:
Common stock, at par	$139,960
Paid-in capital in excess of par	175,832,991

175,972,951
Undistributed net investment income	1,719,206
Accumulated net realized loss on investment and foreign currency transactions	(26,188,121)
Net unrealized appreciation on investments and foreign currencies	24,092,320

Net assets, May 31, 2017	$175,596,356

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($80,322,184 ÷ 6,307,928 shares of common stock issued and outstanding)	$12.73
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.47

Class B
Net asset value, offering price and redemption price per share
($5,470,206 ÷ 478,672 shares of common stock issued and outstanding)	$11.43

Class C
Net asset value, offering price and redemption price per share
($29,554,191 ÷ 2,586,657 shares of common stock issued and outstanding)	$11.43

Class R
Net asset value, offering price and redemption price per share
($14,386,395 ÷ 1,130,333 shares of common stock issued and outstanding)	$12.73

Class Z
Net asset value, offering price and redemption price per share
($45,863,380 ÷ 3,492,367 shares of common stock issued and outstanding)	$13.13

See Notes to Financial Statements.

Prudential Financial Services Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $430,144)	$3,087,866
Income from securities lending, net (including affiliated income of $1,314)	40,711

Total income	3,128,577

Expenses
Management fee	650,129
Distribution fee—Class A	123,167
Distribution fee—Class B	28,438
Distribution fee—Class C	155,739
Distribution fee—Class R	47,945
Transfer agent’s fees and expenses (including affiliated expense of $35,000)	135,000
Custodian and accounting fees	65,000
Registration fees	37,000
Shareholders’ reports	17,000
Audit fee	12,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	16,071

Total expenses	1,303,489
Less: Distribution fee waiver—Class R	(15,981)

Net expenses	1,287,508

Net investment income (loss)	1,841,069

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (Including affiliated of $(253))	12,169,698
Foreign currency transactions	4,440

12,174,138

Net change in unrealized appreciation (depreciation) on:
Investments (Including affiliated of $63,626)	5,189,678
Foreign currencies	3,313

5,192,991

Net gain (loss) on investment and foreign currency transactions	17,367,129

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,208,198

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,841,069	$2,597,967
Net realized gain (loss) on investment and foreign currency transactions	12,174,138	(28,564,364)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,192,991	13,121,914

Net increase (decrease) in net assets resulting from operations	19,208,198	(12,844,483)

Dividends from net investment income
Class A	(1,394,659)	(1,990,198)
Class B	(72,176)	(110,781)
Class C	(395,550)	(577,047)
Class R	(151,449)	(109,944)
Class Z	(698,855)	(1,299,550)

	(2,712,689)	(4,087,520)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	28,065,467	34,955,229
Net asset value of shares issued in reinvestment of dividends and distributions	2,544,370	3,767,925
Cost of shares reacquired	(31,211,905)	(99,312,055)

Net increase (decrease) in net assets from Fund share transactions	(602,068)	(60,588,901)

Total increase (decrease)	15,893,441	(77,520,904)

Net Assets:
Beginning of period	159,702,915	237,223,819

End of period(a)	$175,596,356	$159,702,915

(a) Includes undistributed net investment income of:	$1,719,206	$2,590,826

See Notes to Financial Statements.

Prudential Financial Services Fund	19

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate only to Prudential Financial Services Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund is a non-diversified fund.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

20

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because

Prudential Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

22

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement for the Fund with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management will furnish investment advisory services in

24

connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Wellington Management, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2017.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2018.

PIMS has advised the Fund that it has received $71,240 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2017 it has received $178, $4,131 and $1,660 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended May 31, 2017, PGIM, Inc. was compensated $2,134 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended May 31, 2017, were $58,113,208 and $61,581,393, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2017 were as follows:

Tax Basis	$164,459,164

Appreciation	32,523,584
Depreciation	(9,138,812)

Net Unrealized Appreciation	$23,384,772

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2016 of approximately $36,023,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

26

The Fund elected to treat post-October capital losses of approximately $1,629,000 as having been incurred in the following fiscal year (November 30, 2017).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 400 million shares of $.01 par value per share common stock authorized, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z common stock, each of which consists of 50 million, 5 million, 40 million, 90 million, 75 million, 50 million and 90 million authorized shares, respectively. The Fund currently does not have any Class Q or Class T shares outstanding.

At reporting period end, four shareholders of record held 46% of the Fund’s outstanding shares.

Prudential Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2017:
Shares sold	752,093	$9,197,968
Shares issued in reinvestment of dividends and distributions	109,314	1,303,017
Shares reacquired	(1,065,610)	(13,061,609)

Net increase (decrease) in shares outstanding before conversion	(204,203)	(2,560,624)
Shares issued upon conversion from other share class(es)	88,719	1,103,971
Shares reacquired upon conversion into other share class(es)	(538,444)	(6,606,738)

Net increase (decrease) in shares outstanding	(653,928)	$(8,063,391)

Year ended November 30, 2016:
Shares sold	1,404,028	$15,380,452
Shares issued in reinvestment of dividends and distributions	158,858	1,863,411
Shares reacquired	(3,583,943)	(38,417,063)

Net increase (decrease) in shares outstanding before conversion	(2,021,057)	(21,173,200)
Shares issued upon conversion from other share class(es)	89,425	972,205
Shares reacquired upon conversion into other share class(es)	(156,404)	(1,692,049)

Net increase (decrease) in shares outstanding	(2,088,036)	$(21,893,044)

Class B
Six months ended May 31, 2017:
Shares sold	22,730	$248,751
Shares issued in reinvestment of dividends and distributions	6,258	67,153
Shares reacquired	(58,541)	(647,883)

Net increase (decrease) in shares outstanding before conversion	(29,553)	(331,979)
Shares reacquired upon conversion into other share class(es)	(40,278)	(447,050)

Net increase (decrease) in shares outstanding	(69,831)	$(779,029)

Year ended November 30, 2016:
Shares sold	25,017	$254,304
Shares issued in reinvestment of dividends and distributions	9,641	102,097
Shares reacquired	(212,682)	(2,055,856)

Net increase (decrease) in shares outstanding before conversion	(178,024)	(1,699,455)
Shares reacquired upon conversion into other share class(es)	(69,268)	(688,349)

Net increase (decrease) in shares outstanding	(247,292)	$(2,387,804)

28

Class C	Shares	Amount
Six months ended May 31, 2017:
Shares sold	249,314	$2,731,937
Shares issued in reinvestment of dividends and distributions	33,616	360,695
Shares reacquired	(492,354)	(5,463,208)

Net increase (decrease) in shares outstanding before conversion	(209,424)	(2,370,576)
Shares reacquired upon conversion into other share class(es)	(133,622)	(1,491,587)

Net increase (decrease) in shares outstanding	(343,046)	$(3,862,163)

Year ended November 30, 2016:
Shares sold	408,629	$4,010,053
Shares issued in reinvestment of dividends and distributions	46,502	491,993
Shares reacquired	(1,601,651)	(15,455,231)

Net increase (decrease) in shares outstanding before conversion	(1,146,520)	(10,953,185)
Shares reacquired upon conversion into other share class(es)	(91,232)	(870,740)

Net increase (decrease) in shares outstanding	(1,237,752)	$(11,823,925)

Class R
Six months ended May 31, 2017:
Shares sold	560,833	$6,852,196
Shares issued in reinvestment of dividends and distributions	12,699	151,377
Shares reacquired	(182,857)	(2,274,907)

Net increase (decrease) in shares outstanding	390,675	$4,728,666

Year ended November 30, 2016:
Shares sold	436,508	$4,762,506
Shares issued in reinvestment of dividends and distributions	9,366	109,863
Shares reacquired	(232,905)	(2,456,027)

Net increase (decrease) in shares outstanding	212,969	$2,416,342

Class Z
Six months ended May 31, 2017:
Shares sold	714,219	$9,034,615
Shares issued in reinvestment of dividends and distributions	53,919	662,128
Shares reacquired	(774,627)	(9,764,298)

Net increase (decrease) in shares outstanding before conversion	(6,489)	(67,555)
Shares issued upon conversion from other share class(es)	589,898	7,465,431
Shares reacquired upon conversion into other share class(es)	(1,897)	(24,027)

Net increase (decrease) in shares outstanding	581,512	$7,373,849

Year ended November 30, 2016:
Shares sold	948,354	$10,547,914
Shares issued in reinvestment of dividends and distributions	99,466	1,200,561
Shares reacquired	(3,628,502)	(40,927,878)

Net increase (decrease) in shares outstanding before conversion	(2,580,682)	(29,179,403)
Shares issued upon conversion from other shares class(es)	219,472	2,430,227
Shares reacquired upon conversion into other share class(es)	(14,451)	(151,294)

Net increase (decrease) in shares outstanding	(2,375,661)	$(26,900,470)

Prudential Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended May 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At its Board meeting on June 7, 2017, the Board approved, subject to the approval by the shareholders of the Fund, the change in the sub-adviser of the Fund from Wellington Management Company LLP to Jennison Associates LLC (an affiliate of the Manager). If the new subadvisory agreement is approved by Fund shareholders, the current subadvisory agreement between PGIM Investments LLC and Wellington Management Company LLP with respect to the Fund will be terminated and Jennison Associates LLC will become the Fund’s sole subadviser. In addition, the Fund’s strategy will shift from a focus on global financial services investments to a focus on domestic financial services investments, the Fund’s name will be changed to “Prudential Jennison Financial Services Fund”, and the Fund’s investment benchmark will also be changed to the S&P Composite 1500 Financials Index.

30

At the Company’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Financial Services Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.55		$12.17	$15.87	$17.34	$13.25	$10.86
Income (loss) from investment operations:
Net investment income (loss)	.13		.18	.12	.21	.12	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.25		(.58)	(2.09)	(.18)	4.41	2.48
Total from investment operations	1.38		(.40)	(1.97)	.03	4.53	2.57
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.22)	(.22)	(.15)	(.10)	(.18)
Distributions from net realized gains	-		-	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.20)		(.22)	(1.73)	(1.50)	(.44)	(.18)
Net asset value, end of period	$12.73		$11.55	$12.17	$15.87	$17.34	$13.25
Total Return(b):	12.07%		(3.28)%	(13.54)%	.22%	35.12%	24.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80,322		$80,431	$110,168	$190,097	$213,603	$123,375
Average net assets (000)	$82,335		$84,543	$140,368	$213,715	$173,140	$114,947
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.39%	(d)	1.42%	1.35%	1.31%	1.33%	1.41%
Expenses before waivers and/or expense reimbursement	1.39%	(d)	1.42%	1.35%	1.31%	1.33%	1.41%
Net investment income (loss)	2.14%	(d)	1.63%	.87%	1.31%	.76%	.73%
Portfolio turnover rate	34%	(e)	68%	65%	66%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.36		$10.94	$14.42	$15.91	$12.20	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.08		.09	.02	.09	.01	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		(.52)	(1.87)	(.18)	4.06	2.31
Total from investment operations	1.21		(.43)	(1.85)	(.09)	4.07	2.31
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.15)	(.12)	(.05)	(.02)	(.10)
Distributions from net realized gains	-		-	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.14)		(.15)	(1.63)	(1.40)	(.36)	(.10)
Net asset value, end of period	$11.43		$10.36	$10.94	$14.42	$15.91	$12.20
Total Return(c):	11.72%		(4.00)%	(14.04)%	(.56)%	34.22%	23.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,470		$5,684	$8,704	$14,222	$15,998	$9,205
Average net assets (000)	$5,703		$6,396	$10,860	$15,963	$12,433	$8,579
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.09%	(e)	2.12%	2.05%	2.01%	2.03%	2.11%
Expenses before waivers and/or expense reimbursement	2.09%	(e)	2.12%	2.05%	2.01%	2.03%	2.11%
Net investment income (loss)	1.40%	(e)	.93%	.18%	.61%	.04%	.02%
Portfolio turnover rate	34%	(f)	68%	65%	66%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.36		$10.94	$14.42	$15.91	$12.20	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.08		.09	.02	.09	.01	- (b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.13		(.52)	(1.87)	(.18)	4.06	2.31
Total from investment operations	1.21		(.43)	(1.85)	(.09)	4.07	2.31
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.15)	(.12)	(.05)	(.02)	(.10)
Distributions from net realized gains	-		-	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.14)		(.15)	(1.63)	(1.40)	(.36)	(.10)
Net asset value, end of period	$11.43		$10.36	$10.94	$14.42	$15.91	$12.20
Total Return(c):	11.72%		(4.00)%	(14.04)%	(.55)%	34.22%	23.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,554		$30,352	$45,571	$63,519	$57,635	$29,703
Average net assets (000)	$31,232		$33,171	$52,237	$63,592	$43,393	$28,075
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.09%	(e)	2.12%	2.05%	2.01%	2.03%	2.11%
Expenses before waivers and/or expense reimbursement	2.09%	(e)	2.12%	2.05%	2.01%	2.03%	2.11%
Net investment income (loss)	1.41%	(e)	.89%	.20%	.58%	.04%	.03%
Portfolio turnover rate	34%	(f)	68%	65%	66%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,				February 3, 2012(a) through November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.54		$12.15	$15.84	$17.32	$13.23	$12.24
Income (loss) from investment operations:
Net investment income (loss)	.14		.15	.09	.16	.05	-	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.23		(.56)	(2.08)	(.17)	4.45	.99
Total from investment operations	1.37		(.41)	(1.99)	(.01)	4.50	.99
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.20)	(.19)	(.12)	(.07)	-
Distributions from net realized gains	-		-	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.18)		(.20)	(1.70)	(1.47)	(.41)	-
Net asset value, end of period	$12.73		$11.54	$12.15	$15.84	$17.32	$13.23
Total Return(c):	11.96%		(3.41)%	(13.69)%	(.04)%	34.92%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,386		$8,534	$6,402	$4,594	$2,789	$224
Average net assets (000)	$12,820		$6,607	$5,333	$4,013	$1,238	$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.59%	(e)	1.62%	1.55%	1.51%	1.53%	1.61%	(e)
Expenses before waivers and/or expense reimbursement	1.84%	(e)	1.87%	1.80%	1.76%	1.78%	1.86%	(e)
Net investment income (loss)	2.27%	(e)	1.41%	.70%	1.02%	.30%	(.02)%	(e)
Portfolio turnover rate	34%	(f)	68%	65%	66%	62%	63%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Financial Services Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$11.92		$12.56	$16.32	$17.79	$13.58	$11.13
Income (loss) from investment operations:
Net investment income (loss)	.17		.21	.16	.26	.17	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.27		(.59)	(2.14)	(.18)	4.51	2.53
Total from investment operations	1.44		(.38)	(1.98)	.08	4.68	2.66
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.26)	(.27)	(.20)	(.13)	(.21)
Distributions from net realized gains	-		-	(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.23)		(.26)	(1.78)	(1.55)	(.47)	(.21)
Net asset value, end of period	$13.13		$11.92	$12.56	$16.32	$17.79	$13.58
Total Return(b):	12.24%		(3.03)%	(13.24)%	.51%	35.50%	24.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,863		$34,702	$66,380	$112,815	$114,754	$55,071
Average net assets (000)	$41,755		$40,929	$86,151	$116,858	$88,911	$40,829
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09%	(d)	1.12%	1.05%	1.01%	1.03%	1.11%
Expenses before waivers and/or expense reimbursement	1.09%	(d)	1.12%	1.05%	1.01%	1.03%	1.11%
Net investment income (loss)	2.69%	(d)	1.90%	1.19%	1.59%	1.05%	1.04%
Portfolio turnover rate	34%	(e)	68%	65%	66%	62%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Financial Services Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2

     PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SEMIANNUAL REPORT

MAY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period ended May 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

July 14, 2017

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/17 (without sales charges)	Average Annual Total Returns as of 5/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	10.95	5.91	16.80	12.61	—
Class B	10.56	6.30	17.21	12.46	—
Class C	10.53	10.27	17.30	12.46	—
Class Q	11.15	12.52	N/A	N/A	12.45 (1/27/16)
Class R	10.84	11.86	17.90	N/A	17.51 (2/3/12)
Class Z	11.09	12.42	18.49	13.59	—
S&P 1500 Health Care Index	12.23	9.44	18.42	10.09	—
S&P Composite 1500 Index	10.25	17.52	15.40	7.07	—
Lipper Health/Biotechnology Funds Average	10.45	8.99	17.85	11.25	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date. Inception returns are provided for any share class with less than 10 fiscal years of returns.

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	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charges	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 1500 Health Care Index—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 13.19% for Class Q shares and 17.59% for Class R shares.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index (S&P 1500 Index) is an unmanaged index of over 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The average annual total return for the Index measured from the month-end closest to the inception date through 5/31/17 is 20.77% for Class Q shares and 14.46% for Class R shares.

Lipper Health/Biotechnology Funds Average—The Lipper Health/Biotechnology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Health/Biotechnology Funds universe for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/17 is 12.83% for Class Q shares and 17.16% for Class R shares.

Prudential Jennison Health Sciences Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/17 (%)
UnitedHealth Group, Inc., Managed Health Care	6.1
BioMarin Pharmaceutical, Inc., Biotechnology	6.1
Celgene Corp., Biotechnology	4.9
Allergan PLC, Pharmaceuticals	4.6
Incyte Corp., Biotechnology	4.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/17 (%)
Biotechnology	49.5
Pharmaceuticals	20.4
Managed Health Care	17.1
Health Care Equipment & Supplies	6.9
Life Sciences Tools & Services	3.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Health Sciences Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,109.50	1.16%	$6.10
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84
Class B	Actual	$1,000.00	$1,105.60	1.86%	$9.76
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35
Class C	Actual	$1,000.00	$1,105.30	1.86%	$9.76
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35
Class Q	Actual	$1,000.00	$1,111.50	0.76%	$4.00
	Hypothetical	$1,000.00	$1,021.14	0.76%	$3.83
Class R	Actual	$1,000.00	$1,108.40	1.36%	$7.15
	Hypothetical	$1,000.00	$1,018.15	1.36%	$6.84
Class Z	Actual	$1,000.00	$1,110.90	0.86%	$4.53
	Hypothetical	$1,000.00	$1,020.64	0.86%	$4.33

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.0%

COMMON STOCKS 96.9%

Biotechnology 49.5%
Aeglea BioTherapeutics, Inc.*	602,772	$2,543,698
Agios Pharmaceuticals, Inc.*(a)	124,493	5,810,088
Alexion Pharmaceuticals, Inc.*	342,063	33,532,436
Alkermes PLC*	303,891	17,552,744
Amicus Therapeutics, Inc.*(a)	3,473,903	27,860,702
Argenx SE (Netherlands), ADR*(a)	101,286	2,111,813
Audentes Therapeutics, Inc.*	687,019	9,803,761
Avexis, Inc.*(a)	143,931	10,183,118
BioCryst Pharmaceuticals, Inc.*(a)	1,379,894	7,106,454
BioMarin Pharmaceutical, Inc.*	1,465,668	128,451,143
Bluebird Bio, Inc.*(a)	701,656	52,869,780
Blueprint Medicines Corp.*	120,308	4,316,651
Cara Therapeutics, Inc.*(a)	207,112	3,429,775
Celgene Corp.*	907,457	103,822,155
Clovis Oncology, Inc.*	841,446	43,469,100
Corvus Pharmaceuticals, Inc.*	604,928	6,146,068
DBV Technologies SA (France), ADR*(a)	338,795	11,247,994
Epizyme, Inc.*(a)	1,410,186	20,165,660
Exelixis, Inc.*(a)	1,917,566	35,877,660
GlycoMimetics, Inc.*	1,106,962	14,047,348
Incyte Corp.*	699,452	90,460,127
Insmed, Inc.*(a)	857,407	13,221,216
Kite Pharma, Inc.*(a)	457,119	33,058,846
La Jolla Pharmaceutical Co.*(a)	590,924	16,900,426
MacroGenics, Inc.*	181,233	3,216,886
Natera, Inc.*	1,428,165	14,624,410
Neurocrine Biosciences, Inc.*(a)	306,692	13,331,901
Otonomy, Inc.*(a)	889,099	10,891,463
OvaScience, Inc.*(a)	1,245,225	1,593,888
Ovid Therapeutics, Inc.*	380,730	4,854,307
ProQR Therapeutics NV (Netherlands)*(a)	1,645,254	8,061,745
Proteostasis Therapeutics, Inc.*(a)	1,435,184	5,683,329
Prothena Corp. PLC (Ireland)*(a)	392,856	20,039,585
Regeneron Pharmaceuticals, Inc.*	88,412	40,586,413
Retrophin, Inc.*	565,062	8,956,233
Sage Therapeutics, Inc.*(a)	802,147	53,029,938
Sarepta Therapeutics, Inc.*(a)	448,495	13,383,091
Shire PLC, ADR	288,816	49,884,300
Syndax Pharmaceuticals, Inc.*	620,431	7,532,032
TESARO, Inc.*(a)	229,996	34,340,703
TG Therapeutics, Inc.*(a)	938,019	10,552,714

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Biotechnology (cont’d)
Ultragenyx Pharmaceutical, Inc.*(a)	399,271	$21,500,743
UroGen Pharma Ltd. (Israel)*(a)	141,731	2,529,898
Vertex Pharmaceuticals, Inc.*	257,492	31,826,011

		1,050,408,353

Health Care Equipment 6.8%
Boston Scientific Corp.*	1,407,344	38,040,508
DexCom, Inc.*	592,504	39,602,967
Edwards Lifesciences Corp.*	235,633	27,114,289
GenMark Diagnostics, Inc.*(a)	1,334,522	17,268,715
iRhythm Technologies, Inc.*	71,707	2,486,799
Nevro Corp.*(a)	293,766	20,219,914

		144,733,192

Health Care Technology 0.1%
Tabula Rasa HealthCare, Inc.*(a)	209,374	2,774,205

Life Sciences Tools & Services 3.0%
Illumina, Inc.*	334,250	59,282,580
NanoString Technologies, Inc.*	229,293	4,205,234

		63,487,814

Managed Health Care 17.1%
Aetna, Inc.	352,776	51,103,131
Centene Corp.*	477,180	34,657,584
Cigna Corp.	390,239	62,918,234
Humana, Inc.	355,641	82,601,179
UnitedHealth Group, Inc.	742,796	130,123,003

		361,403,131

Pharmaceuticals 20.4%
Aerie Pharmaceuticals, Inc.*	1,273,174	70,597,498
Allergan PLC	434,319	97,178,876
Assembly Biosciences, Inc.*	1,342,370	34,109,622
AstraZeneca PLC (United Kingdom), ADR(a)	1,887,238	64,902,115
Bristol-Myers Squibb Co.	950,933	51,302,835
Cassiopea SpA (Italy)*	67,672	2,372,893
Cassiopea SpA (Italy), 144A*(g)	230,363	8,077,590
Dermira, Inc.*(a)	705,774	19,352,323
Eli Lilly & Co.	490,433	39,023,754
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	272,483	26,869,549

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d)
Ocular Therapeutix, Inc.*(a)	1,867,308	$19,046,542

		432,833,597

TOTAL COMMON STOCKS (cost $1,397,729,773)		2,055,640,292

PREFERRED STOCK 0.1%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(f)(g)^	4,084,064	3,471,454

TOTAL LONG-TERM INVESTMENTS (cost $1,400,129,773)		2,059,111,746

SHORT-TERM INVESTMENTS 22.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	58,854,486	58,854,486
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $419,878,098; includes $419,518,849 of cash collateral for securities on loan)(b)(w)	419,852,600	419,936,571

TOTAL SHORT-TERM INVESTMENTS (cost $478,732,584)		478,791,057

TOTAL INVESTMENTS 119.6% (cost $1,878,862,357)		2,537,902,803
Liabilities in excess of other assets (19.6)%		(416,572,590)

NET ASSETS 100.0%		$2,121,330,213

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,471,454 and 0.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $410,581,618; cash collateral of $419,518,849 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,400,000. The aggregate value of $3,471,454 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $11,549,044 is approximately 0.5% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,050,408,353	$—	$—
Health Care Equipment	144,733,192	—	—
Health Care Technology	2,774,205	—	—
Life Sciences Tools & Services	63,487,814	—	—
Managed Health Care	361,403,131	—	—
Pharmaceuticals	422,383,114	10,450,483	—
Preferred Stock
Health Care Equipment	—	—	3,471,454
Affiliated Mutual Funds	478,791,057	—	—

Total	$2,523,980,866	$10,450,483	$3,471,454

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2017 were as follows:

Biotechnology	49.5%
Affiliated Mutual Funds (including 19.8% of collateral for securities on loan)	22.6
Pharmaceuticals	20.4
Managed Health Care	17.1
Health Care Equipment	6.9
Life Sciences Tools & Services	3.0%
Health Care Technology	0.1

119.6
Liabilities in excess of other assets	(19.6)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial investments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$410,581,618	$(410,581,618)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Statement of Assets & Liabilities (unaudited)

as of May 31, 2017

Assets
Investments at value, including securities on loan of $410,581,618:
Unaffiliated investments (cost $1,400,129,773)	$2,059,111,746
Affiliated investments (cost $478,732,584)	478,791,057
Receivable for investments sold	21,030,959
Receivable for Fund shares sold	2,564,191
Tax reclaim receivable	895,759
Dividends and interest receivable	805,604
Prepaid expenses	5,201

Total Assets	2,563,204,517

Liabilities
Payable to broker for collateral for securities on loan	419,518,849
Payable for investments purchased	16,572,915
Payable for Fund shares reacquired	3,040,208
Management fee payable	1,331,467
Accrued expenses and other liabilities	939,842
Distribution fee payable	394,675
Affiliated transfer agent fee payable	76,267
Loan interest payable	81

Total Liabilities	441,874,304

Net Assets	$2,121,330,213

Net assets were comprised of:
Common stock, at par	$514,361
Paid-in capital in excess of par	1,432,997,656

1,433,512,017
Accumulated net investment loss	(8,040,197)
Accumulated net realized gain on investment transactions	36,865,673
Net unrealized appreciation on investments	658,992,720

Net assets, May 31, 2017	$2,121,330,213

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($781,191,723 ÷ 19,277,083 shares of common stock issued and outstanding)	$40.52
Maximum sales charge (5.50% of offering price)	2.36

Maximum offering price to public	$42.88

Class B
Net asset value, offering price and redemption price per share ($29,397,072 ÷ 929,988 shares of common stock issued and outstanding)	$31.61

Class C
Net asset value, offering price and redemption price per share ($176,265,876 ÷ 5,578,756 shares of common stock issued and outstanding)	$31.60

Class Q
Net asset value, offering price and redemption price per share ($593,716 ÷ 13,389 shares of common stock issued and outstanding)	$44.34

Class R
Net asset value, offering price and redemption price per share ($13,116,829 ÷ 328,171 shares of common stock issued and outstanding)	$39.97

Class Z
Net asset value, offering price and redemption price per share ($1,120,764,997 ÷ 25,308,699 shares of common stock issued and outstanding)	$44.28

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$5,247,819
Income from securities lending, net (including affiliated income of $140,272)	1,083,937
Affiliated dividend income	126,596

Total income	6,458,352

Expenses
Management fee	7,744,985
Distribution fee—Class A	1,276,794
Distribution fee—Class B	153,743
Distribution fee—Class C	958,780
Distribution fee—Class R	49,600
Transfer agent’s fees and expenses (including affiliated expense of $231,300)	1,152,000
Custodian and accounting fees	125,000
Shareholders’ reports	79,000
Registration fees	67,000
Directors’ fees	24,000
Legal fees and expenses	15,000
Audit fee	12,000
Loan interest expense	99
Miscellaneous	30,354

Total expenses	11,688,355
Less: Distribution fee waiver-Class R	(16,534)

Net expenses	11,671,821

Net investment income (loss)	(5,213,469)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on investment transactions (including affiliated of $6,526)	38,040,566
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(48,038))	186,887,287
Foreign currencies	21,929

186,909,216

Net gain (loss) on investment and foreign currency transactions	224,949,782

Net Increase (Decrease) In Net Assets Resulting From Operations	$219,736,313

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(5,213,469)	$(10,689,350)
Net realized gain (loss) on investment and foreign currency transactions	38,040,566	72,720,348
Net change in unrealized appreciation (depreciation) on investments	186,909,216	(491,466,566)

Net increase (decrease) in net assets resulting from operations	219,736,313	(429,435,568)

Distributions from net realized gains
Class A	(32,929,857)	(194,169,039)
Class B	(1,380,170)	(7,937,038)
Class C	(8,564,723)	(45,589,635)
Class Q	(344)	—
Class R	(468,571)	(2,916,754)
Class Z	(30,538,325)	(173,939,427)

	(73,881,990)	(424,551,893)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	169,630,020	404,479,401
Net asset value of shares issued in reinvestment of dividends and distributions	66,067,293	378,157,642
Cost of shares reacquired	(401,857,514)	(1,197,575,081)

Net increase (decrease) in net assets from Fund share transactions	(166,160,201)	(414,938,038)

Total increase (decrease)	(20,305,878)	(1,268,925,499)

Net Assets:
Beginning of period	2,141,636,091	3,410,561,590

End of period	$2,121,330,213	$2,141,636,091

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	17

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. These financial statements relate only to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund is a non-diversified fund.

On or about the close of business on June 29, 2012, the Fund was closed to new investors.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

18

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Health Sciences Fund	19

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the

20

amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will

22

furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .72% for the six months ended May 31, 2017.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2018.

PIMS has advised the Fund that it has received $83,669 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2017, it has received $9,447 and $1,009 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended May 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended May 31, 2017, PGIM, Inc. was compensated $144,944 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended May 31, 2017, were $292,344,393 and $582,577,371, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2017 were as follows:

Tax Basis	$1,882,638,216

Appreciation	729,342,684
Depreciation	(74,078,097)

Net Unrealized Appreciation	$655,264,587

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which

24

the applicable statutes of limitations have not expire are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase. Class Q, Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 515 million shares of common stock, $.01 par value per share, authorized and divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T common stock, each of which consists of 75 million, 10 million, 30 million, 130 million, 50 million, 150 million and 70 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of May 31, 2017, Prudential through its affiliates, owned 264 Class Q shares of the Fund. At reporting period end, six shareholders of record held 60% of the Fund’s outstanding shares.

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2017:
Shares sold	805,204	$31,864,266
Shares issued in reinvestment of dividends and distributions	857,037	31,050,448
Shares reacquired	(3,618,608)	(140,172,866)

Net increase (decrease) in shares outstanding before conversion	(1,956,367)	(77,258,152)
Shares issued upon conversion from other share class(es)	338,853	13,772,277
Shares reacquired upon conversion into other share class(es)	(4,026,936)	(158,245,762)

Net increase (decrease) in shares outstanding	(5,644,450)	$(221,731,637)

Year ended November 30, 2016:
Shares sold	2,643,689	$101,141,342
Shares issued in reinvestment of dividends and distributions	4,234,171	182,069,365
Shares reacquired	(12,267,180)	(462,179,238)

Net increase (decrease) in shares outstanding before conversion	(5,389,320)	(178,968,531)
Shares issued upon conversion from other share class(es)	225,664	8,680,656
Shares reacquired upon conversion into other share class(es)	(820,798)	(30,754,278)

Net increase (decrease) in shares outstanding	(5,984,454)	$(201,042,153)

Class B
Six months ended May 31, 2017:
Shares sold	11,948	$361,071
Shares issued in reinvestment of dividends and distributions	43,141	1,223,036
Shares reacquired	(126,734)	(3,878,548)

Net increase (decrease) in shares outstanding before conversion	(71,645)	(2,294,441)
Shares reacquired upon conversion into other share class(es)	(84,783)	(2,663,023)

Net increase (decrease) in shares outstanding	(156,428)	$(4,957,464)

Year ended November 30, 2016:
Shares sold	42,773	$1,419,663
Shares issued in reinvestment of dividends and distributions	200,971	6,877,225
Shares reacquired	(297,456)	(8,916,457)

Net increase (decrease) in shares outstanding before conversion	(53,712)	(619,569)
Shares reacquired upon conversion into other share class(es)	(129,468)	(3,968,978)

Net increase (decrease) in shares outstanding	(183,180)	$(4,588,547)

26

Class C	Shares	Amount
Six months ended May 31, 2017:
Shares sold	84,176	$2,490,940
Shares issued in reinvestment of dividends and distributions	249,864	7,078,640
Shares reacquired	(700,549)	(21,297,927)

Net increase (decrease) in shares outstanding before conversion	(366,509)	(11,728,347)
Shares reacquired upon conversion into other share class(es)	(534,632)	(16,908,789)

Net increase (decrease) in shares outstanding	(901,141)	$(28,637,136)

Year ended November 30, 2016:
Shares sold	373,329	$12,167,439
Shares issued in reinvestment of dividends and distributions	1,065,533	36,451,872
Shares reacquired	(1,744,512)	(52,000,064)

Net increase (decrease) in shares outstanding before conversion	(305,650)	(3,380,753)
Shares reacquired upon conversion into other share class(es)	(432,231)	(12,943,313)

Net increase (decrease) in shares outstanding	(737,881)	$(16,324,066)

Class Q
Six months ended May 31, 2017:
Shares sold	13,448	$596,613
Shares issued in reinvestment of dividends and distributions	9	344
Shares reacquired	(323)	(14,654)

Net increase (decrease) in shares outstanding	13,134	$582,303

Period ended November 30, 2016*:
Shares sold**	255	$10,000

Net increase (decrease) in shares outstanding	255	$10,000

Class R
Six months ended May 31, 2017:
Shares sold	36,510	$1,408,988
Shares issued in reinvestment of dividends and distributions	13,103	468,571
Shares reacquired	(68,102)	(2,610,336)

Net increase (decrease) in shares outstanding	(18,489)	$(732,777)

Year ended November 30, 2016:
Shares sold	159,216	$5,948,654
Shares issued in reinvestment of dividends and distributions	68,532	2,916,753
Shares reacquired	(332,776)	(12,131,470)

Net increase (decrease) in shares outstanding	(105,028)	$(3,266,063)

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2017:
Shares sold	3,087,806	$132,908,142
Shares issued in reinvestment of dividends and distributions	663,790	26,246,254
Shares reacquired	(5,506,583)	(233,883,183)

Net increase (decrease) in shares outstanding before conversion	(1,754,987)	(74,728,787)
Shares issued upon conversion from other share class(es)	3,847,942	165,192,731
Shares reacquired upon conversion into other share class(es)	(27,098)	(1,147,434)

Net increase (decrease) in shares outstanding	2,065,857	$89,316,510

Year ended November 30, 2016:
Shares sold	6,817,921	$283,792,303
Shares issued in reinvestment of dividends and distributions	3,212,056	149,842,427
Shares reacquired	(16,031,024)	(662,347,852)

Net increase (decrease) in shares outstanding before conversion	(6,001,047)	(228,713,122)
Shares issued upon conversion from other shares class(es)	1,050,709	42,798,219
Shares reacquired upon conversion into other share class(es)	(92,563)	(3,812,306)

Net increase (decrease) in shares outstanding	(5,042,901)	$(189,727,209)

*	Commencement of offering was January 27, 2016.
**	Includes affiliated subscriptions of 255 shares with a value of $10,000 for Class Q shares.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended May 31, 2017. The average daily balance for the 2 days that the Fund had loans outstanding during the period was $794,500, borrowed at a weighted average interest rate of 2.24%. The maximum loan balance outstanding during the period was $875,000. At May 31, 2017, the Fund did not have an outstanding loan balance.

28

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Company’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Jennison Health Sciences Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$37.89		$49.64	$52.83	$41.99	$31.95	$25.77
Income (loss) from investment operations:
Net investment income (loss)	(.11)		(.18)	(.36)	(.30)	(.20)	(.17)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.09		(5.21)	4.08	14.37	13.66	7.35
Total from investment operations	3.98		(5.39)	3.72	14.07	13.46	7.18
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	(1.35)		(6.36)	(6.91)	(3.23)	(3.37)	(1.00)
Total dividends and distributions	(1.35)		(6.36)	(6.91)	(3.23)	(3.42)	(1.00)
Net asset value, end of period	$40.52		$37.89	$49.64	$52.83	$41.99	$31.95
Total Return(b):	10.92%		(12.38)%	7.88%	36.43%	47.48%	28.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$781,192		$944,171	$1,534,229	$1,391,206	$1,110,999	$688,749
Average net assets (000)	$853,575		$1,128,298	$1,641,053	$1,214,767	$902,504	$595,244
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.16%	(d)	1.17%	1.13%	1.15%	1.18%	1.23%
Expenses before waivers and/or expense reimbursement	1.16%	(d)	1.17%	1.13%	1.15%	1.18%	1.23%
Net investment income (loss)	(.58)%	(d)	(.48)%	(.67)%	(.68)%	(.56)%	(.57)%
Portfolio turnover rate	14%	(e)	25%	52%	57%	54%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.95		$40.83	$44.93	$36.43	$28.36	$23.13
Income (loss) from investment operations:
Net investment income (loss)	(.19)		(.36)	(.60)	(.52)	(.38)	(.35)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.20		(4.16)	3.41	12.25	11.87	6.58
Total from investment operations	3.01		(4.52)	2.81	11.73	11.49	6.23
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	(1.35)		(6.36)	(6.91)	(3.23)	(3.37)	(1.00)
Total dividends and distributions	(1.35)		(6.36)	(6.91)	(3.23)	(3.42)	(1.00)
Net asset value, end of period	$31.61		$29.95	$40.83	$44.93	$36.43	$28.36
Total Return(b):	10.56%		(13.01)%	7.14%	35.48%	46.43%	28.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,397		$32,539	$51,837	$59,899	$54,595	$46,656
Average net assets (000)	$30,834		$38,686	$60,495	$54,808	$50,463	$48,738
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(d)	1.87%	1.83%	1.85%	1.88%	1.93%
Expenses before waivers and/or expense reimbursement	1.86%	(d)	1.87%	1.83%	1.85%	1.88%	1.93%
Net investment income (loss)	(1.25)%	(d)	(1.19)%	(1.37)%	(1.38)%	(1.23)%	(1.31)%
Portfolio turnover rate	14%	(e)	25%	52%	57%	54%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$29.94		$40.81	$44.92	$36.42	$28.35	$23.13
Income (loss) from investment operations:
Net investment income (loss)	(.19)		(.36)	(.60)	(.53)	(.38)	(.34)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.20		(4.15)	3.40	12.26	11.87	6.56
Total from investment operations	3.01		(4.51)	2.80	11.73	11.49	6.22
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	(1.35)		(6.36)	(6.91)	(3.23)	(3.37)	(1.00)
Total dividends and distributions	(1.35)		(6.36)	(6.91)	(3.23)	(3.42)	(1.00)
Net asset value, end of period	$31.60		$29.94	$40.81	$44.92	$36.42	$28.35
Total Return(b):	10.57%		(12.99)%	7.12%	35.49%	46.44%	28.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$176,266		$194,001	$294,592	$302,715	$249,263	$182,936
Average net assets (000)	$192,292		$224,856	$328,656	$266,782	$216,277	$159,912
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.86%	(d)	1.87%	1.83%	1.85%	1.88%	1.93%
Expenses before waivers and/or expense reimbursement	1.86%	(d)	1.87%	1.83%	1.85%	1.88%	1.93%
Net investment income (loss)	(1.26)%	(d)	(1.19)%	(1.37)%	(1.39)%	(1.24)%	(1.28)%
Portfolio turnover rate	14%	(e)	25%	52%	57%	54%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class Q Share
	Six Months Ended May 31, 2017		January 27, 2016(a) through November 30, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$41.25		$39.16
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.02)
Net realized and unrealized gain (loss) on investment transactions	4.47		2.11
Total from investment operations	4.44		2.09
Less Distributions:
Distributions from net realized gains	(1.35)		-
Net asset value, end of period	$44.34		$41.25
Total Return(c):	11.15%		5.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$594		$11
Average net assets (000)	$222		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.76%	(e)	.75%	(e)
Expenses before waivers and/or expense reimbursement	.76%	(e)	.75%	(e)
Net investment income (loss)	(.14)%	(e)	(.06)%	(e)
Portfolio turnover rate	14%	(f)	25%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended May 31		Year Ended November 30,				February 3, 2012(a) through November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$37.42		$49.20	$52.50	$41.83	$31.90	$28.25
Income (loss) from investment operations:
Net investment income (loss)	(.15)		(.26)	(.46)	(.40)	(.32)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.05		(5.16)	4.07	14.30	13.67	3.70
Total from investment operations	3.90		(5.42)	3.61	13.90	13.35	3.65
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	(1.35)		(6.36)	(6.91)	(3.23)	(3.37)	-
Total dividends and distributions	(1.35)		(6.36)	(6.91)	(3.23)	(3.42)	-
Net asset value, end of period	$39.97		$37.42	$49.20	$52.50	$41.83	$31.90
Total Return(c):	10.84%		(12.57)%	7.70%	36.14%	47.18%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,117		$12,973	$22,225	$13,988	$6,984	$1,175
Average net assets (000)	$13,263		$15,542	$22,044	$9,162	$3,873	$371
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.36%	(e)	1.37%	1.33%	1.35%	1.38%	1.48%	(e)
Expenses before waivers and/or expense reimbursement	1.61%	(e)	1.62%	1.58%	1.60%	1.63%	1.73%	(e)
Net investment income (loss)	(.76)%	(e)	(.68)%	(.87)%	(.89)%	(.86)%	(.24)%	(e)
Portfolio turnover rate	14%	(f)	25%	52%	57%	54%	47%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.21		$53.30	$56.07	$44.24	$33.39	$26.80
Income (loss) from investment operations:
Net investment income (loss)	(.05)		(.08)	(.21)	(.19)	(.11)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	4.47		(5.65)	4.35	15.25	14.38	7.67
Total from investment operations	4.42		(5.73)	4.14	15.06	14.27	7.59
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	-	(.05)	-
Distributions from net realized gains	(1.35)		(6.36)	(6.91)	(3.23)	(3.37)	(1.00)
Total dividends and distributions	(1.35)		(6.36)	(6.91)	(3.23)	(3.42)	(1.00)
Net asset value, end of period	$44.28		$41.21	$53.30	$56.07	$44.24	$33.39
Total Return(b):	11.11%		(12.14)%	8.22%	36.84%	47.90%	29.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,120,765		$957,942	$1,507,679	$1,182,659	$737,978	$352,103
Average net assets (000)	$1,057,318		$1,087,154	$1,504,357	$926,562	$540,745	$288,971
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.86%	(d)	.87%	.83%	.85%	.88%	.93%
Expenses before waivers and/or expense reimbursement	.86%	(d)	.87%	.83%	.85%	.88%	.93%
Net investment income (loss)	(.24)%	(d)	(.18)%	(.37)%	(.40)%	(.29)%	(.27)%
Portfolio turnover rate	14%	(e)	25%	52%	57%	54%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHLQX	PJHRX	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P775	74441P791	74441P866

MF188E4

     PRUDENTIAL JENNISON UTILITY FUND

SEMIANNUAL REPORT

MAY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period ended May 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

July 14, 2017

Prudential Jennison Utility Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 5/31/17 (without sales charges)	Average Annual Total Returns as of 5/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	14.51	6.08	12.00	4.61
Class B	14.08	6.44	12.36	4.47
Class C	14.11	10.46	12.46	4.47
Class R	14.40	12.04	13.05	5.00
Class Z	14.66	12.57	13.61	5.52
S&P 500 Utility Total Return Index	17.30	13.54	12.67	6.71
S&P 500 Index	10.80	17.45	15.40	6.93
Lipper Utility Funds Average	15.25	11.58	11.00	5.00

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the following table.

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	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Utility Total Return Index—The Standard & Poor’s 500 Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Utility Funds Average—The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds universe. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Jennison Utility Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 5/31/17 (%)
PG&E Corp., Electric Utilities	4.8
NextEra Energy, Inc., Electric Utilities	4.8
DTE Energy Co., Multi-Utilities	4.4
American Electric Power Co., Inc., Electric Utilities	4.0
Exelon Corp., Electric Utilities	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/17 (%)

Electric Utilities	45.5
Multi-Utilities	17.2
Oil, Gas & Consumable Fuels	16.3
Equity Real Estate Investment Trusts (REITs)	5.4
Independent Power & Renewable Electricity Producers	4.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended May 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Utility Fund	7

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,145.10	0.85%	$4.55
	Hypothetical	$1,000.00	$1,020.69	0.85%	$4.28
Class B	Actual	$1,000.00	$1,140.80	1.55%	$8.27
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80
Class C	Actual	$1,000.00	$1,141.10	1.55%	$8.27
	Hypothetical	$1,000.00	$1,017.20	1.55%	$7.80
Class R	Actual	$1,000.00	$1,144.00	1.05%	$5.61
	Hypothetical	$1,000.00	$1,019.70	1.05%	$5.29
Class Z	Actual	$1,000.00	$1,146.60	0.55%	$2.94
	Hypothetical	$1,000.00	$1,022.19	0.55%	$2.77

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of May 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.8%

COMMON STOCKS

Electric Utilities 45.5%
Alliant Energy Corp.	2,328,163	$96,548,920
Alupar Investimento SA (Brazil)	514,135	2,836,048
Alupar Investimento SA (Brazil), 144A(g)	2,444,818	13,485,994
American Electric Power Co., Inc.	1,852,088	132,942,877
Edison International	1,463,100	119,345,067
El Paso Electric Co.	436,094	23,549,076
Enel SpA (Italy)	11,238,306	60,163,373
Exelon Corp.	3,526,545	128,048,849
Fortis, Inc. (Canada)	2,774,561	91,338,585
Great Plains Energy, Inc.	2,214,329	63,617,672
Iberdrola SA (Spain)	7,266,818	58,032,202
NextEra Energy, Inc.	1,122,543	158,772,482
PG&E Corp.	2,341,215	160,092,282
Pinnacle West Capital Corp.	611,078	53,988,741
PNM Resources, Inc.	1,335,706	51,424,681
Portland General Electric Co.	1,438,206	68,084,672
PPL Corp.	1,661,197	66,298,372
Southern Co. (The)	969,243	49,053,388
Xcel Energy, Inc.	2,326,149	111,445,798

		1,509,069,079

Equity Real Estate Investment Trusts (REITs) 5.4%
American Tower Corp.	582,500	76,418,175
CyrusOne, Inc.	1,176,325	66,180,044
SBA Communications Corp.*	263,415	36,398,685

		178,996,904

Gas Utilities 3.7%
Atmos Energy Corp.	982,687	81,867,654
Infraestructura Energetica Nova SAB de CV (Mexico), 144A(g)	2,815,921	13,126,668
Italgas SpA (Italy)	5,046,728	26,726,189

		121,720,511

Independent Power & Renewable Electricity Producers 4.3%
Atlantica Yield PLC (Spain)	1,399,023	29,225,590
NextEra Energy Partners LP(a)	1,744,077	60,240,420
NRG Energy, Inc.	1,791,492	28,771,362
NRG Yield, Inc. (Class C Stock)	1,296,045	22,939,996

		141,177,368

See Notes to Financial Statements.

Prudential Jennison Utility Fund	9

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Media 2.7%
Charter Communications, Inc. (Class A Stock)*	129,456	$44,733,521
Comcast Corp. (Class A Stock)	1,089,670	45,428,342

		90,161,863

Multi-Utilities 17.2%
Ameren Corp.	1,814,430	102,968,903
CMS Energy Corp.	2,270,946	107,665,550
Dominion Energy, Inc.	759,077	61,310,649
DTE Energy Co.	1,344,914	147,294,981
NiSource, Inc.	3,700,802	96,479,908
Sempra Energy	468,580	54,584,884

		570,304,875

Oil, Gas & Consumable Fuels 16.3%
Antero Midstream GP LP*(a)	1,433,282	31,646,866
Cheniere Energy Partners LP	550,000	17,682,500
Cheniere Energy Partners LP Holdings LLC	2,496,502	67,031,079
Cheniere Energy, Inc.*	842,515	41,047,331
Enbridge, Inc. (Canada)	779,016	29,987,661
Energy Transfer Partners LP	2,601,793	56,615,016
EQT GP Holdings LP	870,088	22,752,801
Kinder Morgan, Inc.	2,618,635	49,125,593
Tallgrass Energy GP LP	589,155	15,182,524
Targa Resources Corp.	975,001	44,781,796
TransCanada Corp. (Canada)	1,589,510	73,789,223
Williams Cos., Inc. (The)	3,114,463	89,073,642

		538,716,032

Water Utilities 2.7%
American Water Works Co., Inc.	1,147,629	89,721,635

TOTAL LONG-TERM INVESTMENTS (cost $2,322,948,226)		3,239,868,267

See Notes to Financial Statements.

10

Description	Shares	Value
SHORT-TERM INVESTMENTS 2.5%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	54,358,069	$54,358,069
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $26,863,167; includes $26,826,985 of cash collateral for securities on loan)(b)(w)	26,857,804	26,863,175

TOTAL SHORT-TERM INVESTMENTS (cost $81,221,236)		81,221,244

TOTAL INVESTMENTS 100.3% (cost $2,404,169,462)		3,321,089,511
Liabilities in excess of other assets (0.3)%		(8,681,781)

NET ASSETS 100.0%		$3,312,407,730

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,207,906; cash collateral of $26,826,985 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $26,612,662 is approximately 0.8% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Schedule of Investments (unaudited) (continued)

as of May 31, 2017

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Electric Utilities	$1,377,387,510	$131,681,569	$—
Equity Real Estate Investment Trusts (REITs)	178,996,904	—	—
Gas Utilities	81,867,654	39,852,857	—
Independent Power & Renewable Electricity Producers	141,177,368	—	—
Media	90,161,863	—	—
Multi-Utilities	570,304,875	—	—
Oil, Gas & Consumable Fuels	538,716,032	—	—
Water Utilities	89,721,635	—	—
Affiliated Mutual Funds	81,221,244	—	—

Total	$3,149,555,085	$171,534,426	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2017 were as follows:

Electric Utilities	45.5%
Multi-Utilities	17.2
Oil, Gas & Consumable Fuels	16.3
Equity Real Estate Investment Trusts (REITs)	5.4
Independent Power & Renewable Electricity Producers	4.3
Gas Utilities	3.7
Media	2.7
Water Utilities	2.7
Affiliated Mutual Funds (including 0.8% of collateral for securities on loan)	2.5

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

12

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial investments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$26,207,906	$(26,207,906)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Statement of Assets & Liabilities (unaudited)

as of May 31, 2017

Assets
Investments at value, including securities on loan of $26,207,906:
Unaffiliated investments (cost $2,322,948,226)	$3,239,868,267
Affiliated investments (cost $81,221,236)	81,221,244
Receivable for investments sold	14,498,136
Dividends receivable	8,664,316
Receivable for Fund shares sold	602,709
Tax reclaim receivable	231,683
Prepaid expenses	7,859

Total assets	3,345,094,214

Liabilities
Payable to broker for collateral for securities on loan	26,826,985
Payable for Fund shares reacquired	2,132,647
Management fee payable	1,166,212
Distribution fee payable	873,648
Payable for investments purchased	751,082
Accrued expenses	695,963
Affiliated transfer agent fee payable	238,602
Deferred directors’ fees	1,345

Total liabilities	32,686,484

Net Assets	$3,312,407,730

Net assets were comprised of:
Common stock, at par	$2,338,512
Paid-in capital in excess of par	2,336,821,060

2,339,159,572
Undistributed net investment income	16,308,899
Accumulated net realized gain on investment and foreign currency transactions	40,018,852
Net unrealized appreciation on investments and foreign currencies	916,920,407

Net assets, May 31, 2017	$3,312,407,730

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share ($2,835,068,053 ÷ 200,123,943 shares of common stock issued and outstanding)	$14.17
Maximum sales charge (5.50% of offering price)	0.82

Maximum offering price to public	$14.99

Class B
Net asset value, offering price and redemption price per share ($38,416,620 ÷ 2,721,212 shares of common stock issued and outstanding)	$14.12

Class C
Net asset value, offering price and redemption price per share ($117,410,027 ÷ 8,328,040 shares of common stock issued and outstanding)	$14.10

Class R
Net asset value, offering price and redemption price per share ($81,704,320 ÷ 5,772,133 shares of common stock issued and outstanding)	$14.15

Class Z
Net asset value, offering price and redemption price per share ($239,808,710 ÷ 16,905,896 shares of common stock issued and outstanding)	$14.18

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Operations (unaudited)

Six Months Ended May 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $930,786)	$45,897,556
Affiliated dividend income	166,840
Income from securities lending, net (including affiliated income of $75,400)	99,539

Total income	46,163,935

Expenses
Management fee	6,762,243
Distribution fee—Class A	4,091,180
Distribution fee—Class B	192,971
Distribution fee—Class C	602,258
Distribution fee—Class R	284,759
Transfer agent’s fees and expenses (including affiliated expense of $708,500)	1,489,000
Custodian and accounting fees	233,000
Shareholders’ reports	73,000
Registration fees	50,000
Directors’ fees	35,000
Legal fees and expenses	17,000
Audit fee	12,000
Miscellaneous	36,339

Total expenses	13,878,750
Less: Distribution fee waiver—Class R	(94,922)

Net expenses	13,783,828

Net investment income (loss)	32,380,107

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated $10,973)	47,231,488
Foreign currency transactions	(239,362)

46,992,126

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(13,061))	351,483,126
Foreign currencies	18,254

351,501,380

Net gain (loss) on investment and foreign currency transactions	398,493,506

Net Increase (Decrease) In Net Assets Resulting From Operations	$430,873,613

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2017	Year Ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,380,107	$46,578,015
Net realized gain (loss) on investment and foreign currency transactions	46,992,126	213,784,570
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	351,501,380	66,760,937

Net increase (decrease) in net assets resulting from operations	430,873,613	327,123,522

Dividends and Distributions
Dividends from net investment income
Class A	(18,736,158)	(54,166,410)
Class B	(131,631)	(560,626)
Class C	(422,103)	(1,673,569)
Class R	(447,260)	(1,178,724)
Class Z	(1,878,653)	(4,725,371)

	(21,615,805)	(62,304,700)

Distributions from net realized gains
Class A	(148,118,091)	(240,693,525)
Class B	(2,156,385)	(4,305,947)
Class C	(6,699,710)	(11,701,719)
Class R	(3,992,760)	(5,315,930)
Class Z	(11,827,485)	(17,649,420)

	(172,794,431)	(279,666,541)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	65,236,468	206,935,297
Net asset value of shares issued in reinvestment of dividends and distributions	186,086,924	326,458,163
Cost of shares reacquired	(243,940,947)	(518,425,162)

Net increase (decrease) in net assets from Fund share transactions	7,382,445	14,968,298

Total increase (decrease)	243,845,822	120,579

Net Assets:
Beginning of period	3,068,561,908	3,068,441,329

End of period(a)	$3,312,407,730	$3,068,561,908

(a) Includes undistributed net investment income of:	$16,308,899	$5,544,597

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company currently consists of three series: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate only to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other series are not presented herein. The Fund is a non-diversified fund.

The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the

18

last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential Jennison Utility Fund	19

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than

20

investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Prudential Jennison Utility Fund	21

Notes to Financial Statements (unaudited) (continued)

Equity Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

22

Master Limited Partnerships (MLPs): The Fund invests in MLPs. Distributions received from the Fund’s investment in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement for the Fund with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of

Prudential Jennison Utility Fund	23

Notes to Financial Statements (unaudited) (continued)

the Fund in excess of $6 billion. The effective management fee rate was .42% for the six months ended May 31, 2017.

The Company, on behalf of the Fund, has a distribution agreement on behalf of the Fund with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2018.

PIMS has advised the Fund that it received $572,127 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2017 it received $18,572 and $1,757 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

24

Such transactions are subject to ratification by the Board. For the period ended May 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended May 31, 2017, PGIM, Inc. was compensated $17,176 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended May 31, 2017, were $363,441,106 and $562,216,472, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2017 were as follows:

Tax Basis	$2,411,175,969

Appreciation	952,064,437
Depreciation	(42,150,895)

Net Unrealized Appreciation	$909,913,542

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC

Prudential Jennison Utility Fund	25

Notes to Financial Statements (unaudited) (continued)

which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.09 billion shares of $.01 par value per share common stock authorized which consists of 500 million shares of Class A common stock, 10 million shares of Class B common stock, 75 million shares of Class C common stock, 75 million shares of Class R common stock, 250 million shares of Class T common stock, 75 million shares of Class Q common stock and 100 million shares of Class Z common stock. The Fund currently does not have any Class Q or Class T shares outstanding.

At reporting period end, two shareholders of record held 26% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2017:
Shares sold	2,411,372	$32,328,171
Shares issued in reinvestment of dividends and distributions	12,327,912	160,369,077
Shares reacquired	(13,057,314)	(175,181,719)

Net increase (decrease) in shares outstanding before conversion	1,681,970	17,515,529
Shares issued upon conversion from other share class(es)	598,622	8,235,197
Shares reacquired upon conversion into other share class(es)	(1,642,591)	(21,974,151)

Net increase (decrease) in shares outstanding	638,001	$3,776,575

Year ended November 30, 2016:
Shares sold	8,336,680	$109,966,270
Shares issued in reinvestment of dividends and distributions	23,586,446	282,857,903
Shares reacquired	(28,998,440)	(380,961,506)

Net increase (decrease) in shares outstanding before conversion	2,924,686	11,862,667
Shares issued upon conversion from other share class(es)	764,336	10,184,562
Shares reacquired upon conversion into other share class(es)	(1,182,969)	(16,242,740)

Net increase (decrease) in shares outstanding	2,506,053	$5,804,489

26

Class B	Shares	Amount
Six months ended May 31, 2017:
Shares sold	34,615	$456,563
Shares issued in reinvestment of dividends and distributions	165,461	2,143,515
Shares reacquired	(211,633)	(2,827,924)

Net increase (decrease) in shares outstanding before conversion	(11,557)	(227,846)
Shares reacquired upon conversion into other share class(es)	(273,147)	(3,659,631)

Net increase (decrease) in shares outstanding	(284,704)	$(3,887,477)

Year ended November 30, 2016:
Shares sold	172,325	$2,240,988
Shares issued in reinvestment of dividends and distributions	379,875	4,510,843
Shares reacquired	(513,826)	(6,666,021)

Net increase (decrease) in shares outstanding before conversion	38,374	85,810
Shares reacquired upon conversion into other share class(es)	(724,691)	(9,617,816)

Net increase (decrease) in shares outstanding	(686,317)	$(9,532,006)

Class C
Six months ended May 31, 2017:
Shares sold	340,411	$4,534,641
Shares issued in reinvestment of dividends and distributions	482,544	6,242,163
Shares reacquired	(1,192,995)	(15,986,321)

Net increase (decrease) in shares outstanding before conversion	(370,040)	(5,209,517)
Shares reacquired upon conversion into other share class(es)	(443,707)	(6,116,636)

Net increase (decrease) in shares outstanding	(813,747)	$(11,326,153)

Year ended November 30, 2016:
Shares sold	1,025,301	$13,281,140
Shares issued in reinvestment of dividends and distributions	977,585	11,618,048
Shares reacquired	(2,445,225)	(31,691,891)

Net increase (decrease) in shares outstanding before conversion	(442,339)	(6,792,703)
Shares reacquired upon conversion into other share class(es)	(154,686)	(2,097,635)

Net increase (decrease) in shares outstanding	(597,025)	$(8,890,338)

Class R
Six months ended May 31, 2017:
Shares sold	588,096	$7,933,328
Shares issued in reinvestment of dividends and distributions	341,430	4,440,020
Shares reacquired	(505,197)	(6,789,164)

Net increase (decrease) in shares outstanding	424,329	$5,584,184

Year ended November 30, 2016:
Shares sold	1,838,952	$24,552,614
Shares issued in reinvestment of dividends and distributions	541,234	6,494,655
Shares reacquired	(1,389,155)	(18,267,585)

Net increase (decrease) in shares outstanding	991,031	$12,779,684

Prudential Jennison Utility Fund	27

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2017:
Shares sold	1,482,520	$19,983,765
Shares issued in reinvestment of dividends and distributions	989,419	12,892,149
Shares reacquired	(3,206,998)	(43,155,819)

Net increase (decrease) in shares outstanding before conversion	(735,059)	(10,279,905)
Shares issued upon conversion from other share class(es)	1,771,802	23,741,126
Shares reacquired upon conversion into other share class(es)	(16,530)	(225,905)

Net increase (decrease) in shares outstanding	1,020,213	$13,235,316

Year ended November 30, 2016:
Shares sold	4,302,687	$56,894,285
Shares issued in reinvestment of dividends and distributions	1,741,863	20,976,714
Shares reacquired	(6,169,943)	(80,838,159)

Net increase (decrease) in shares outstanding before conversion	(125,393)	(2,967,160)
Shares issued upon conversion from other shares class(es)	1,324,048	18,181,345
Shares reacquired upon conversion into other share class(es)	(30,369)	(407,716)

Net increase (decrease) in shares outstanding	1,168,286	$14,806,469

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended May 31, 2017.

28

8. Notice of Dividends and Distributions to Shareholders

The Fund declared ordinary income dividends on June 21, 2017 to shareholders of record on June 22, 2017. The ex-dividend date was June 23, 2017. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.05520
Class B	$0.03165
Class C	$0.03165
Class R	$0.04846
Class Z	$0.06534

9. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

10. Other

At the Company’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Jennison Utility Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.18		$13.37	$17.17	$14.14	$11.85	$10.64
Income (loss) from investment operations:
Net investment income (loss)	.14		.20	.24	.37	.26	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.11	(2.29)	3.19	2.48	1.15
Total from investment operations	1.83		1.31	(2.05)	3.56	2.74	1.44
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.27)	(.22)	(.35)	(.45)	(.23)
Distributions from net realized gains	(.75)		(1.23)	(1.53)	(.18)	-	-
Total dividends and distributions	(.84)		(1.50)	(1.75)	(.53)	(.45)	(.23)
Net asset value, end of period	$14.17		$13.18	$13.37	$17.17	$14.14	$11.85
Total Return(b):	14.51%		11.08%	(13.06)%	25.75%	23.62%	13.73%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,835		$2,629	$2,634	$3,422	$2,783	$2,453
Average net assets (000,000)	$2,735		$2,744	$3,101	$3,175	$2,665	$2,454
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.85%	(d)	.85%	.84%	.82%	.85%	.87%
Expenses before waivers and/or expense reimbursement	.85%	(d)	.85%	.84%	.82%	.85%	.87%
Net investment income (loss)	2.05%	(d)	1.48%	1.63%	2.30%	2.00%	2.52%
Portfolio turnover rate	11%	(e)	47%	51%	42%	44%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.14		$13.33	$17.12	$14.10	$11.82	$10.61
Income (loss) from investment operations:
Net investment income (loss)	.09		.10	.14	.26	.17	.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.11	(2.28)	3.18	2.47	1.15
Total from investment operations	1.78		1.21	(2.14)	3.44	2.64	1.36
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.17)	(.12)	(.24)	(.36)	(.15)
Distributions from net realized gains	(.75)		(1.23)	(1.53)	(.18)	-	-
Total dividends and distributions	(.80)		(1.40)	(1.65)	(.42)	(.36)	(.15)
Net asset value, end of period	$14.12		$13.14	$13.33	$17.12	$14.10	$11.82
Total Return(b):	14.08%		10.33%	(13.67)%	24.91%	22.75%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$38		$39	$49	$86	$82	$80
Average net assets (000,000)	$39		$45	$67	$86	$81	$86
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.55%	(d)	1.55%	1.54%	1.52%	1.55%	1.57%
Expenses before waivers and/or expense reimbursement	1.55%	(d)	1.55%	1.54%	1.52%	1.55%	1.57%
Net investment income (loss)	1.34%	(d)	.78%	.94%	1.65%	1.32%	1.83%
Portfolio turnover rate	11%	(e)	47%	51%	42%	44%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.12		$13.32	$17.11	$14.09	$11.81	$10.60
Income (loss) from investment operations:
Net investment income (loss)	.09		.10	.14	.25	.17	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.10	(2.28)	3.19	2.47	1.16
Total from investment operations	1.78		1.20	(2.14)	3.44	2.64	1.36
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.17)	(.12)	(.24)	(.36)	(.15)
Distributions from net realized gains	(.75)		(1.23)	(1.53)	(.18)	-	-
Total dividends and distributions	(.80)		(1.40)	(1.65)	(.42)	(.36)	(.15)
Net asset value, end of period	$14.10		$13.12	$13.32	$17.11	$14.09	$11.81
Total Return(b):	14.11%		10.25%	(13.67)%	24.93%	22.76%	12.98%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$117		$120	$130	$154	$94	$83
Average net assets (000,000)	$121		$130	$151	$122	$89	$87
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.55%	(d)	1.55%	1.54%	1.52%	1.55%	1.57%
Expenses before waivers and/or expense reimbursement	1.55%	(d)	1.55%	1.54%	1.52%	1.55%	1.57%
Net investment income (loss)	1.35%	(d)	.78%	.94%	1.55%	1.30%	1.81%
Portfolio turnover rate	11%	(e)	47%	51%	42%	44%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.17		$13.36	$17.16	$14.13	$11.84	$10.63
Income (loss) from investment operations:
Net investment income (loss)	.12		.17	.21	.32	.24	.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.11	(2.29)	3.21	2.47	1.16
Total from investment operations	1.81		1.28	(2.08)	3.53	2.71	1.42
Less Dividends and Distributions:
Dividends from net investment income	(.08)		(.24)	(.19)	(.32)	(.42)	(.21)
Distributions from net realized gains	(.75)		(1.23)	(1.53)	(.18)	-	-
Total dividends and distributions	(.83)		(1.47)	(1.72)	(.50)	(.42)	(.21)
Net asset value, end of period	$14.15		$13.17	$13.36	$17.16	$14.13	$11.84
Total Return(b):	14.32%		10.86%	(13.25)%	25.53%	23.40%	13.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$81,704		$70,426	$58,220	$48,913	$14,163	$8,383
Average net assets (000)	$76,146		$66,702	$58,598	$25,887	$10,909	$7,164
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.05%	(d)	1.05%	1.04%	1.02%	1.05%	1.07%
Expenses before waivers and/or expense reimbursement	1.30%	(d)	1.30%	1.29%	1.27%	1.30%	1.32%
Net investment income (loss)	1.86%	(d)	1.28%	1.44%	1.96%	1.80%	2.33%
Portfolio turnover rate	11%	(e)	47%	51%	42%	44%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.19		$13.39	$17.19	$14.15	$11.86	$10.64
Income (loss) from investment operations:
Net investment income (loss)	.16		.24	.29	.40	.31	.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.69		1.10	(2.29)	3.22	2.47	1.17
Total from investment operations	1.85		1.34	(2.00)	3.62	2.78	1.49
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.31)	(.27)	(.40)	(.49)	(.27)
Distributions from net realized gains	(.75)		(1.23)	(1.53)	(.18)	-	-
Total dividends and distributions	(.86)		(1.54)	(1.80)	(.58)	(.49)	(.27)
Net asset value, end of period	$14.18		$13.19	$13.39	$17.19	$14.15	$11.86
Total Return(b):	14.66%		11.32%	(12.77)%	26.17%	23.97%	14.16%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$240		$210	$197	$234	$133	$115
Average net assets (000,000)	$225		$208	$223	$186	$129	$111
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.55%	(d)	.55%	.54%	.52%	.55%	.57%
Expenses before waivers and/or expense reimbursement	.55%	(d)	.55%	.54%	.52%	.55%	.57%
Net investment income (loss)	2.35%	(d)	1.79%	1.93%	2.50%	2.31%	2.83%
Portfolio turnover rate	11%	(e)	47%	51%	42%	44%	37%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Utility Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 18, 2017